UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments

January 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 99.3%
	Bermuda — 0.6%
3,200	Arch Capital Group (1)	185,504
31,800	Assured Guaranty	776,556
13,800	Axis Capital Holdings	702,420
5,100	Everest Re Group	874,038
10,200	Marvell Technology Group	157,998
4,091	PartnerRe	468,010
6,800	RenaissanceRe Holdings	650,284
13,900	Validus Holdings	551,135
		4,365,945
	Canada — 1.2%
5,500	AG Growth International	234,162
38,900	AGF Management Class B	220,414
42,300	Barrick Gold	540,942
4,500	Boardwalk REIT	217,191
14,900	Centerra Gold	89,351
16,700	Cominar REIT	255,093
1,500	Constellation Software	415,625
22,900	Corus Entertainment Class B	388,725
9,400	Domtar	360,020
8,100	Dundee Class A (1)	76,621
13,300	Enbridge Income Fund Holdings	430,913
16,300	Finning International	268,738
16,600	Genworth MI Canada	413,073
5,159	IAMGOLD (1)	13,804
7,600	Magna International Class A	730,215
28,400	Medical Facilities	437,834
9,100	Morguard REIT	132,199
24,700	Nevsun Resources	85,333
9,800	North West	204,838
6,700	Open Text	379,950
12,800	Potash Corp. of Saskatchewan	465,986
37,000	Rogers Communications Class B	1,315,543
25,400	Shaw Communications Class B	586,477
50,500	Teck Resources Class B	653,754
15,200	Transcontinental Class A	180,984
		9,097,785
	Ireland — 0.8%
48,852	Accenture Class A	4,105,034
8,800	Actavis (1)	2,345,552
		6,450,586
	Netherlands — 0.3%
5,600	Core Laboratories	519,400
19,300	LyondellBasell Industries Class A	1,526,437
		2,045,837
	Panama — 0.1%
5,600	Copa Holdings Class A	602,056

	Puerto Rico (1) — 0.1%
1,025	Doral Financial	2,952
37,400	First BanCorp	205,326
14,100	Popular	434,703
12,500	Triple-S Management Class B	301,000
		943,981
	Singapore — 0.1%
11,100	Avago Technologies Class A	1,141,968

	Switzerland — 0.7%
22,000	ACE	2,375,120
16,400	Allied World Assurance Holdings	634,188
32,200	TE Connectivity	2,137,758
		5,147,066
	United Kingdom — 0.2%
25,700	Delphi Automotive	1,766,361
3,600	Paragon Offshore	7,524
		1,773,885
	United States — 95.2%
	Consumer Discretionary — 10.8%
12,506	Amazon.com (1)	4,433,752
5,000	Autoliv	530,300
700	AutoZone (1)	417,872
17,000	Bed Bath & Beyond (1)	1,271,090
25,400	Best Buy	894,080
7,400	Brinker International	432,382
4,200	Buckle	213,318
25,400	Cablevision Systems Class A	480,568
5,200	Cato Class A	220,480
7,200	CBS Class B	394,632
27,113	Coach	1,008,332
127,000	Comcast Class A	6,749,415
3,500	Core-Mark Holding	233,380
3,000	Cracker Barrel Old Country Store	403,530
13,300	Darden Restaurants	816,354
2,400	Deckers Outdoor (1)	158,520
29,556	DIRECTV (1)	2,520,536
2,500	Discovery Communications Class C (1)	69,700
11,100	Dollar Tree (1)	789,210
9,800	Expedia	842,114
8,500	Foot Locker	452,370
108,600	Ford Motor	1,597,506
2,800	Fossil Group (1)	273,840
12,500	GameStop Class A	440,625

Shares		Value $

23,200	Gannett	719,432
28,600	Gap	1,178,034
14,700	Garmin	769,692
17,100	General Motors	557,802
20,800	Gentex	347,152
8,100	Genuine Parts	752,814
8,400	Guess?	157,752
28,900	Hillenbrand	907,749
64,293	Home Depot	6,713,475
9,600	John Wiley & Sons Class A	594,816
11,800	L Brands	998,634
43,000	Lowe’s	2,913,680
5,500	Macy’s	351,340
31,700	Mattel	852,730
52,481	McDonald’s	4,851,344
1,400	McGraw-Hill	125,216
1,700	Netflix (1)	751,060
7,300	New Media Investment Group	170,747
17,300	Nike Class B	1,595,925
10,100	Nordstrom	769,620
20,300	Omnicom Group	1,477,840
3,600	O’Reilly Automotive (1)	674,496
2,200	Outerwall (1)	136,576
8,700	PetMed Express	136,590
3,600	Polaris Industries	520,524
2,711	Priceline Group (1)	2,736,700
5,200	Ralph Lauren Class A	867,828
2,396	Remy International	50,958
15,300	Ross Stores	1,403,163
12,200	Scripps Networks Interactive Class A	867,298
700	Sherwin-Williams	189,889
22,700	Starbucks	1,986,931
6,600	Steven Madden (1)	226,644
20,000	Target	1,472,200
5,400	Thor Industries	304,290
27,745	Time Warner	2,162,168
20,900	TJX	1,378,146
8,600	Tupperware Brands	581,446
61,200	Twenty-First Century Fox Class A	2,029,392
6,200	Vera Bradley (1)	118,234
24,900	VF	1,727,313
27,300	Viacom Class B	1,758,666
65,872	Walt Disney	5,991,717
6,800	Whirlpool	1,353,744
30,800	Yum! Brands	2,226,224
		84,101,897
	Consumer Staples — 10.2%
94,200	Altria Group	5,002,020
16,500	Archer-Daniels-Midland	769,395
43,700	Campbell Soup	1,998,838
3,900	Church & Dwight	315,588
18,700	Clorox	1,995,477
145,416	Coca-Cola	5,986,777
16,982	Colgate-Palmolive	1,146,625
18,573	Costco Wholesale	2,655,753
44,117	CVS Health	4,330,525
13,700	Dr. Pepper Snapple Group	1,058,599
8,900	Energizer Holdings	1,139,289
58,100	General Mills	3,049,088
35,900	Kellogg	2,354,322
31,600	Kimberly-Clark	3,411,536
43,066	Kraft Foods Group	2,813,932
21,700	Kroger	1,498,385
30,500	Mondelez International Class A	1,074,820
83,524	PepsiCo	7,832,881
73,991	Philip Morris International	5,937,038
11,300	Pinnacle Foods	406,461
135,911	Procter & Gamble	11,455,938
18,800	Reynolds American	1,277,460
36,800	Sysco	1,441,456
27,841	Walgreens Boots Alliance	2,053,274
78,323	Wal-Mart Stores	6,655,889
27,200	Whole Foods Market	1,416,984
		79,078,350
	Energy — 8.1%
5,500	Alliance Resource Partners LP	218,845
19,693	California Resources (1)	100,828
97,048	Chevron	9,950,331
3,000	Cimarex Energy	309,600
77,359	ConocoPhillips	4,872,070
4,400	Contango Oil & Gas (1)	132,308
6,500	Enterprise Products Partners LP	223,860
35,400	EOG Resources	3,151,662
201,390	ExxonMobil	17,605,514
41,300	Gran Tierra Energy (1)	88,382
44,037	Halliburton	1,761,040
19,600	Helmerich & Payne	1,167,376
43,600	Kinder Morgan	1,789,780
4,600	Magellan Midstream Partners	356,592
89,600	Marathon Oil	2,383,360
13,700	Marathon Petroleum	1,268,483
39,700	National Oilwell Varco	2,160,871
26,000	Noble Energy	1,241,240
53,933	Occidental Petroleum	4,314,640
12,000	Oceaneering International	628,320
10,479	Phillips 66	736,883
51,572	Schlumberger	4,249,017
11,600	Spectra Energy	387,904
11,900	Tesoro	972,587
16,400	VAALCO Energy (1)	90,856
42,000	Valero Energy	2,220,960

Shares		Value $

13,000	Western Refining	482,690
		62,865,999
	Financials — 14.7%
700	Affiliated Managers Group (1)	143,864
42,500	Aflac	2,425,900
6,400	Agree Realty REIT	221,696
2,600	Alliance Data Systems (1)	750,958
43,000	Ally Financial (1)	804,530
14,200	American Equity Investment Life Holding	362,242
23,927	American Express	1,930,670
12,800	American Financial Group	742,912
78,200	American International Group	3,821,634
1,800	American Tower Class A REIT	174,510
23,600	Apollo Commercial Real Estate Finance REIT	390,108
5,000	AvalonBay Communities REIT	864,950
548,450	Bank of America	8,309,018
23,700	BankUnited	655,542
66,900	Berkshire Hathaway Class B (1)	9,627,579
2,600	BlackRock Class A	885,326
14,700	BOK Financial	795,417
16,900	Broadridge Financial Solutions	811,031
2,200	C&F Financial	77,638
12,100	Capital One Financial	885,841
4,600	Capital Southwest	200,146
8,400	Cash America International	174,720
2,300	CBOE Holdings	148,281
18,300	Chubb	1,791,570
161,142	Citigroup	7,565,617
7,300	CME Group Class A	622,690
25,200	CNA Financial	981,792
31,000	Comerica	1,286,500
14,500	Community Bank System	487,635
12,200	Cullen/Frost Bankers	760,060
9,300	Digital Realty Trust REIT	678,342
35,818	Discover Financial Services	1,947,783
7,686	Enova International (1)	147,956
7,500	EPR Properties REIT	487,950
6,000	Extra Space Storage REIT	396,000
3,200	FactSet Research Systems	459,488
1,344	FBL Financial Group Class A	70,143
22,800	Fifth Street Finance	178,752
6,300	First Financial	204,183
10,900	First Interstate BancSystem Class A	260,510
13,400	FNFV Group (1)	166,160
35,000	Franklin Resources	1,803,550
10,300	Getty Realty REIT	190,859
24,511	Goldman Sachs Group	4,225,941
14,800	Government Properties Income Trust REIT	337,440
8,600	HCC Insurance Holdings	458,724
4,300	HCI Group	198,703
42,700	HCP REIT	2,019,283
18,100	Horace Mann Educators	551,507
23,100	International Bancshares	519,981
7,000	Jack Henry & Associates	429,590
203,563	JPMorgan Chase	11,069,756
24,000	Lincoln National	1,199,520
6,800	M&T Bank	769,488
12,500	Medallion Financial	118,500
27,700	MetLife	1,288,050
21,800	Monmouth REIT	257,458
15,800	Montpelier Re Holdings	555,054
5,000	Moody’s	456,650
90,000	Morgan Stanley	3,042,900
39,200	Paychex	1,774,192
49,700	PNC Financial Services Group	4,201,638
7,100	PRA Group (1)	351,592
30,000	Principal Financial Group	1,407,900
3,300	Provident Financial Holdings	51,216
3,500	Prudential Financial	265,580
900	Public Storage REIT	180,756
6,400	Regency Centers REIT	438,784
16,900	SEI Investments	678,873
16,200	Select Income REIT	402,894
7,563	Simon Property Group REIT	1,502,466
17,600	Summit Hotel Properties REIT	225,632
32,700	Symetra Financial	664,137
21,800	T. Rowe Price Group	1,716,096
40,751	U.S. Bancorp	1,707,874
8,300	Universal Insurance Holdings	192,809
36,200	Unum Group	1,124,372
11,900	Waddell & Reed Financial Class A	532,049
24,100	Washington Federal	478,626
12,100	Waterstone Financial	153,428
232,572	Wells Fargo	12,075,138
2,500	World Acceptance (1)	183,625
34,600	Zions Bancorporation	829,016
		114,329,291
	Healthcare — 14.8%
28,833	Abbott Laboratories	1,290,565
96,279	AbbVie	5,810,437
32,841	Aetna	3,015,461
3,700	Alexion Pharmaceuticals (1)	677,988
19,900	AmerisourceBergen Class A	1,891,495
39,268	Amgen	5,978,946
14,300	Amsurg Class A (1)	789,074
1,500	Anthem	202,440
50,872	Baxter International	3,576,810
11,000	Becton Dickinson	1,518,880
11,362	Biogen Idec (1)	4,421,636

Shares		Value $

3,500	Bio-Techne	325,570
50,871	Bristol-Myers Squibb	3,065,995
31,600	Cardinal Health	2,628,804
36,600	Celgene (1)	4,361,256
6,600	Centene (1)	720,456
11,100	CIGNA	1,185,813
4,900	Computer Programs & Systems	241,374
10,900	CR Bard	1,864,227
59,261	Eli Lilly	4,266,792
9,600	Ensign Group	398,400
15,224	Express Scripts Holding (1)	1,228,729
79,904	Gilead Sciences (1)	8,376,336
141,584	Johnson & Johnson	14,178,222
11,000	Laboratory Corp. of America Holdings (1)	1,262,580
6,200	Landauer	173,414
12,300	McKesson	2,615,595
67,770	Medtronic	4,838,764
146,007	Merck	8,801,302
1,800	Mettler-Toledo International (1)	547,110
27,400	Mylan (1)	1,456,310
8,700	Myriad Genetics (1)	325,554
24,537	PDL BioPharma	178,875
328,747	Pfizer	10,273,344
24,000	Quality Systems	390,960
23,500	St. Jude Medical	1,547,945
23,499	Stryker	2,139,584
9,500	Thermo Fisher Scientific	1,189,495
8,100	U.S. Physical Therapy	314,199
4,200	United Therapeutics (1)	592,746
50,400	UnitedHealth Group	5,355,000
8,408	Waters (1)	1,000,973
		115,019,456
	Industrials — 11.1%
34,235	3M	5,556,341
33,000	ADT	1,135,200
23,300	Boeing	3,387,121
12,008	Caterpillar	960,280
21,000	CH Robinson Worldwide	1,495,620
10,100	Cintas	794,870
18,253	Crane	1,112,520
21,700	Cummins	3,026,282
11,300	Danaher	930,894
1,500	Deere	127,785
6,200	Delta Air Lines	293,322
12,200	Deluxe	792,146
15,133	Douglas Dynamics	305,535
25,500	Dover	1,786,020
9,100	Dun & Bradstreet	1,047,501
24,200	Fastenal	1,074,480
5,300	FedEx	896,283
24,400	Flowserve	1,329,556
25,147	General Dynamics	3,349,832
369,189	General Electric	8,819,925
5,195	Herman Miller	150,915
43,491	Honeywell International	4,251,680
9,600	Hubbell Class B	1,017,984
6,100	Huron Consulting Group (1)	458,842
13,300	IDEX	962,255
30,300	Illinois Tool Works	2,820,627
13,900	Jacobs Engineering Group (1)	529,590
14,800	Kla-Tencor	909,756
13,500	Lincoln Electric Holdings	916,785
16,600	Lockheed Martin	3,126,942
10,600	MSC Industrial Direct Class A	795,742
28,193	Norfolk Southern	2,874,840
13,100	Northrop Grumman	2,056,045
21,800	Parker Hannifin	2,538,828
42,100	Performant Financial (1)	208,816
33,100	Pitney Bowes	793,738
3,400	Precision Castparts	680,340
21,600	Raytheon	2,161,080
18,400	Rockwell Automation	2,004,128
15,600	RPX (1)	192,660
28,100	RR Donnelley & Sons	462,807
10,800	Southwest Airlines	487,944
10,900	Toro	707,519
15,400	TrueBlue (1)	339,724
50,400	Union Pacific	5,907,384
18,864	United Parcel Service Class B	1,864,518
47,095	United Technologies	5,405,564
36,400	Waste Management	1,872,052
7,900	WW Grainger	1,863,136
		86,583,754
	Information Technology — 19.1%
24,200	Adobe Systems (1)	1,697,146
7,200	Alliance Fiber Optic Products	104,256
23,000	Altera	757,275
7,300	Analog Devices	380,366
272,873	Apple	31,969,801
10,300	Automatic Data Processing	850,059
36,700	CA	1,112,010
3,433	CDK Global	155,034
264,985	Cisco Systems	6,986,330
45,000	Cognizant Technology Solutions Class A (1)	2,435,850
94,700	Corning	2,251,019
6,600	Dolby Laboratories Class A	256,080
14,800	eBay (1)	784,400
130,100	EMC	3,373,493
6,600	F5 Networks (1)	736,692
78,600	Facebook Class A (1)	5,966,526

Shares		Value $

3,100	FleetCor Technologies (1)	435,550
16,800	FLIR Systems	507,360
11,849	Google Class A (1)	6,369,430
12,373	Google Class C (1)	6,613,616
11,200	Harris	751,856
126,933	Hewlett-Packard	4,586,089
243,774	Intel	8,054,293
45,994	International Business Machines	7,051,340
24,200	Intuit	2,101,044
5,500	j2 Global	315,920
9,500	Lexmark International Class A	379,145
33,700	Linear Technology	1,514,478
3,100	Luxoft Holding Class A (1)	120,962
36,700	MasterCard Class A	3,010,501
400,250	Microsoft	16,170,100
29,300	NetApp	1,107,540
4,700	NetScout Systems (1)	168,730
185,581	Oracle	7,773,988
12,400	Progress Software (1)	310,620
89,377	QUALCOMM	5,582,487
4,071	Science Applications International	198,583
6,900	Skyworks Solutions	573,045
5,900	SolarWinds (1)	284,085
19,400	Symantec	480,538
7,400	Syntel (1)	320,050
16,200	Teradata (1)	721,872
67,422	Texas Instruments	3,603,706
19,100	Visa Class A	4,868,781
14,300	Vishay Intertechnology	194,766
6,800	VMware Class A (1)	524,280
19,300	Western Digital	1,876,539
72,500	Western Union	1,232,500
32,600	Xilinx	1,257,545
		148,877,676
	Materials — 2.4%
1,600	Air Products & Chemicals	232,976
19,400	Albemarle	936,244
11,600	Celanese Class A	623,616
4,982	CF Industries Holdings	1,521,403
4,600	Crown Holdings (1)	203,826
16,400	Dow Chemical	740,624
36,700	E.I. du Pont de Nemours	2,613,407
19,700	Eastman Chemical	1,396,533
94,000	Freeport-McMoRan	1,580,140
3,295	Innophos Holdings	196,184
3,731	Innospec	147,263
11,900	International Flavors & Fragrances	1,262,709
36,200	International Paper	1,906,292
11,540	Monsanto	1,361,489
44,800	Newmont Mining	1,126,720
8,700	Packaging Corp. of America	659,895
1,300	PPG Industries	289,744
3,700	Praxair	446,183
6,500	Scotts Miracle-Gro Class A	412,295
1,500	Terra Nitrogen LP	182,490
17,200	Westlake Chemical	985,732
		18,825,765
	Telecommunication Services — 2.1%
190,439	AT&T	6,269,252
219,030	Verizon Communications	10,011,861
		16,281,113
	Utilities — 1.9%
6,300	American Electric Power	395,703
5,319	American States Water	210,845
23,300	Consolidated Edison	1,614,224
2,233	Duke Energy	194,583
66,571	Emerson Electric	3,790,553
22,400	Entergy	1,960,224
8,800	NeuStar Class A (1)	231,352
5,200	NextEra Energy	568,048
7,000	Northeast Utilities	389,060
36,400	Public Service Enterprise Group	1,553,552
56,208	Southern	2,850,870
25,200	UGI	932,148
		14,691,162
	Total United States	740,654,463
	TOTAL COMMON STOCK (Cost $585,603,041)	772,223,572
	TOTAL INVESTMENTS — 99.3% (Cost $585,603,041)*	772,223,572
	OTHER ASSETS LESS LIABILITIES — 0.7%	5,418,427
	NET ASSETS — 100%	$777,641,999

(1) Denotes non-income producing security.

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Goldman Sachs	2/4/15	CAD	14,390,335	USD	12,137,003	$812,902
Royal Bank of Canada	2/18/15	CAD	14,390,335	USD	11,452,987	131,090
						$943,992

* At January 31, 2015, the tax basis cost of the Fund’s investments was $584,653,809 and the unrealized appreciation and depreciation were $196,812,925 and $(9,243,162), respectively.

CAD — Canadian Dollar

LP — Limited Partnership

REIT — Real Estate Investment Trust

USD — Unites States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Multi-Cap Equity Fund

Schedule of Investments

January 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 94.8%
	Australia — 2.2%
3,629	ARB (1)	32,522
58,133	Ausdrill (1)	16,869
45,319	BHP Billiton (1)	1,045,273
16,670	Decmil Group (1)	16,175
61,115	Downer EDI (1)	198,436
66,543	MACA	42,479
123,992	Medusa Mining (1)(2)	81,865
161,316	Metcash (1)	182,107
42,203	Mineral Resources (1)	218,609
13,889	Monadelphous Group (1)	87,489
73,751	Myer Holdings (1)	88,836
49,561	NRW Holdings (1)	10,918
150,249	PanAust (1)	140,257
11,714	Programmed Maintenance Services (1)	19,731
3,420	REA Group (1)	130,822
141,873	Resolute Mining (1)(2)	42,574
245,206	Telstra (1)	1,236,818
23,735	Woolworths (1)	584,089
17,562	WorleyParsons (1)	130,662
		4,306,531
	Austria — 0.1%
2,881	Oesterreichische Post	142,917

	Belgium (1) — 0.1%
4,143	Colruyt	191,087
1,774	Melexis	88,796
		279,883
	Bermuda — 1.2%
21,400	Assured Guaranty	522,588
7,100	Axis Capital Holdings	361,390
20,759	Catlin Group (1)	217,722
31,846	Lancashire Holdings (1)	292,041
2,368	PartnerRe	270,899
6,000	RenaissanceRe Holdings	573,780
258	Validus Holdings	10,230
		2,248,650
	Brazil — 0.9%
57,400	Ambev	377,140
11,900	Cia de Saneamento Basico do Estado de Sao Paulo ADR (2)	57,834
43,029	Cia Energetica de Minas Gerais ADR	194,061
20,900	Grupo BTG Pactual	205,631
48,900	Souza Cruz	409,862
61,200	Vale	424,460
5,800	Via Varejo (2)	38,151
		1,707,139
	British Virgin Islands (1) — 0.2%
29,279	Playtech	298,008

	Cambodia (1) — 0.1%
314,000	NagaCorp	246,246

	Canada — 1.4%
36,200	Centerra Gold	217,080
13,125	Genworth MI Canada	326,602
46,900	Nevsun Resources	162,030
21,000	Rogers Communications Class B	746,659
21,100	Shaw Communications Class B	487,191
1,300	Stantec	31,971
33,000	Teck Resources Class B	427,205
17,900	Transcontinental Class A	213,132
		2,611,870
	Chile — 0.0%
52,203	AFP Habitat	71,437

	China — 1.0%
88,000	361 Degrees International (1)	25,173
53,500	AAC Technologies Holdings (1)	341,903
175,000	China Child Care (1)	27,770
385,000	China Construction Bank Class H (1)	308,185
68,000	China Creative Home Group (1)	13,397
668,000	China Lumena New Materials (1)(2)(3)	19,276
44,000	China Taifeng Beddings Holdings (2)	5,505
102,000	Dongfeng Motor Group Class H (1)	147,517
218,000	Industrial & Commercial Bank of China Class H (1)	155,462
3,948	NetEase ADR	431,319
222,000	Pacific Online (1)	81,591
44,000	Pacific Textile Holdings (1)	60,706
100,000	Peak Sport Products (1)	27,321
100,000	TravelSky Technology Class H (1)	105,511
166,000	Yangzijiang Shipbuilding Holdings (1)	151,754
		1,902,390
	Colombia — 0.2%
29,100	Ecopetrol ADR	474,330

	Czech Republic (1) — 0.2%
16,246	CEZ	380,258

	Denmark (1) — 0.1%
4,270	Novozymes Class B	194,731
1,337	Pandora	95,579
		290,310

Shares		Value $

	Finland (1) — 1.2%
9,355	Kone Class B	421,929
7,259	Nokian Renkaat	178,898
28,902	Orion Class B	952,885
13,120	Sampo Class A	635,424
3,416	Tikkurila	61,637
		2,250,773
	France — 1.8%
19,565	AXA (1)	457,661
3,661	BNP Paribas (1)	192,221
5,426	Boiron (1)	554,964
5,284	Cie Generale des Etablissements Michelin (1)	514,564
13,030	Legrand (1)	698,472
22,376	Metropole Television (1)	409,111
3,274	Neopost	170,182
12,878	Societe Generale (1)	517,131
		3,514,306
	Gabon (1) — 0.1%
286	Total Gabon	98,248

	Germany — 1.0%
1,123	Amadeus Fire (1)	83,543
320	Bijou Brigitte	19,280
3,341	HUGO BOSS (1)	431,355
11,593	K+S (1)	366,026
4,694	Merck KGaA (1)	469,006
10,233	ProSiebenSat.1 Media (1)	452,990
1,131	STO & KGaA	166,143
		1,988,343
	Greece — 0.0%
2,794	Aegean Airlines (2)	21,658
2,742	JUMBO (1)	26,054
3,382	Metka (1)	34,322
		82,034
	Hong Kong — 3.9%
1,176,000	Champion Technology Holdings (1)	23,453
19,000	Cheung Kong Holdings (1)	362,573
178,000	China BlueChemical (1)	61,879
36,000	China Lilang (1)	22,617
45,500	China Mobile (1)	596,436
345,000	CNOOC (1)	457,768
29,600	Dah Sing Financial Holdings (1)	171,000
315,000	Emperor Entertainment Hotel	74,359
995,000	Geely Automobile Holdings (1)	407,640
364,000	Giordano International (1)	172,235
27,000	Great Eagle Holdings (1)	89,908
218,000	Guangdong Investment (1)	292,629
14,300	Henderson Land Development (1)	101,942
70,000	Hongkong Land Holdings (1)	518,355
2,675	Hopewell Highway Infrastructure (1)	1,293
53,500	Hopewell Holdings (1)	200,842
72,000	Hysan Development (1)	347,989
45,500	Kerry Properties (1)	160,777
990,000	Lai Sun Development (1)	22,151
38,000	Ports Design (2)	14,656
284,000	Sa Sa International Holdings (1)	183,461
96,400	Sands China (1)	469,309
350,000	Shenguan Holdings Group (1)	97,606
802,000	Shougang Fushan Resources Group (1)	165,322
80,000	Shun Tak Holdings (1)	36,559
168,000	Sino Biopharmaceutical (1)	167,830
156,000	Sino Land (1)	260,879
133,000	Sitoy Group Holdings (1)	87,781
6,000	Soundwill Holdings (1)	9,782
11,000	Sun Hung Kai Properties (1)	178,995
32,000	Sunlight REIT (1)	16,166
28,500	Swire Pacific Class A (1)	381,660
116,800	Swire Properties (1)	374,979
13,000	Television Broadcasts (1)	80,779
3,400	VTech Holdings (1)	47,861
62,000	Wharf Holdings (1)	502,276
56,000	Wheelock (1)	316,837
		7,478,584
	Indonesia (1) — 0.9%
868,500	Perusahaan Gas Negara	345,026
883,000	Perusahaan Perkebunan London Sumatra Indonesia	127,809
295,000	Semen Indonesia Persero	337,353
2,741,100	Telekomunikasi Indonesia Persero	608,517
161,000	United Tractors	226,553
		1,645,258
	Ireland — 0.6%
9,000	Accenture Class A	756,270
4,246	Paddy Power	332,259
		1,088,529
	Israel (1) — 0.6%
6,015	Babylon	2,784
20,796	Bank Hapoalim	92,377
29,092	Bank Leumi Le-Israel (2)	96,990
284,004	Bezeq Israeli Telecommunication	452,928
12,291	Delek Automotive Systems	117,698
166,955	Israel Discount Bank Class A (2)	260,850
2,723	Ituran Location and Control	57,012
4,886	Osem Investments	86,567
910	Rami Levy Chain Stores Hashikma Marketing 2006	35,958
		1,203,164

Shares		Value $

	Italy (1) — 1.3%
13,483	Autostrada Torino-Milano	169,215
22,933	Banca Popolare dell’Etruria e del Lazio SC (2)	13,470
13,207	DiaSorin	527,274
81,340	ENI	1,368,830
19,323	Recordati	319,344
302	Reply	23,364
		2,421,497
	Japan — 8.2%
5,400	ABC-Mart (1)	269,368
21,000	Aichi Steel (1)	87,058
3,700	ARCLAND SERVICE (1)	125,188
4,200	Asahi Holdings (1)	62,330
5,000	Asax (1)	64,676
20,000	Awa Bank (1)	107,788
5,000	Bank of Nagoya (1)	18,003
22,000	Calsonic Kansei (1)	125,007
27,000	Canon (1)	854,157
13,000	Central Glass (1)	54,593
4,800	Central Japan Railway (1)	823,122
3,600	Chiba Kogyo Bank (1)	24,540
1,800	Cleanup (1)	13,320
1,200	Corona Class A (1)	11,899
9,000	Daiichi Jitsugyo (1)	46,482
5,800	Daiichikosho (1)	167,966
20,000	Daishi Bank (1)	66,545
8,000	Daiwa Industries (1)	48,615
61,000	Daiwa Securities Group (1)	443,212
10,300	Dr Ci:Labo (1)	353,866
92,800	Dynam Japan Holdings (1)	183,105
4,000	Eidai (1)	15,370
9,300	F@N Communications (1)	104,667
11,200	FamilyMart (1)	485,114
7,300	Fields (1)	92,785
3,400	FJ Next (1)	15,916
8,100	Fujikura Kasei (1)	39,350
1,500	Fujimori Kogyo (1)	42,380
29,000	Fujitsu General (1)	284,455
7,000	Fukushima Industries (1)	105,034
2,000	Fuyo General Lease (1)	64,382
2,400	Gendai Agency (1)	13,776
9,300	GMO Payment Gateway (1)	161,262
50,000	Hachijuni Bank (1)	329,499
1,600	Hagihara Industries (1)	26,473
27,000	Higo Bank (1)	146,410
1,800	HI-LEX (1)	51,569
6,000	Hokkoku Bank (1)	19,143
11,000	Hyakugo Bank (1)	46,575
23,000	Hyakujushi Bank (1)	77,208
3,800	Inaba Denki Sangyo (1)	128,327
32,200	Inpex (1)	356,337
26,000	Isuzu Motors (1)	346,125
3,100	Itochu Enex (1)	24,165
11,000	Iyo Bank (1)	126,930
10,000	Juroku Bank (1)	32,998
14,000	Kagoshima Bank (1)	87,603
91,000	Kanematsu (1)	129,621
2,000	Kato Sangyo (1)	36,669
12,400	KDDI (1)	875,303
12,800	Keihin (1)	204,024
7,000	Keiyo Bank (1)	38,190
2,000	Konishi (1)	34,279
5,700	Megachips (1)(2)	68,481
2,000	Meiko Network Japan (1)	20,694
2,100	Mimasu Semiconductor Industry (1)	23,758
18,300	Miraca Holdings (1)	819,598
1,300	Miroku Jyoho Service (1)	7,455
43,000	Mitsubishi Motors (1)	363,531
27,000	Mitsubishi Steel Manufacturing (1)	54,659
49,900	Mitsubishi UFJ Financial Group (1)	265,182
4,000	Mitsuboshi Belting (1)	32,692
106,100	Mizuho Financial Group (1)	173,486
10,200	MTI (1)	128,525
1,000	Murakami	14,392
11,500	Namura Shipbuilding (1)	116,396
7,900	Neturen (1)	58,886
24,400	Nexon (1)	240,180
24,000	NHK Spring (1)	216,476
10,300	Nihon Parkerizing (1)	245,560
16,000	Nippon Road (1)	76,393
4,400	Nishimatsuya Chain (1)	35,048
22,700	Nissin Kogyo (1)	347,506
7,000	Nittetsu Mining (1)	24,743
11,800	North Pacific Bank (1)	43,958
8,000	Oita Bank (1)	28,043
10,400	Oracle Japan (1)	432,380
26,500	ORIX (1)	304,507
5,000	Sakai Chemical Industry (1)	17,793
2,800	San-A Class A (1)	93,480
29,000	San-In Godo Bank (1)	236,626
7,000	Seika (1)	17,305
5,000	Sekisui Jushi (1)	66,468
13,000	Shiga Bank (1)	72,515
14,000	Shinagawa Refractories (1)	31,504
5,800	Shin-Etsu Polymer (1)	25,917
2,500	Sinko Industries (1)	28,984
9,600	Sintokogio (1)	67,772
39,400	Sony Financial Holdings (1)	547,582
5,300	Sumitomo Densetsu (1)	62,786
9,000	Teikoku Sen-I Class I (1)	187,154
1,900	TKC (1)	33,644
12,000	Toagosei (1)	47,967

Shares		Value $

10,900	Tokai Rika (1)	224,453
1,840	Token (1)	76,260
4,500	TOMONY Holdings (1)	19,428
57,000	Towa Bank (1)	46,799
14,000	Trend Micro (1)(2)	395,376
10,300	TS Tech (1)	259,509
7,000	Uchida Yoko (1)	21,828
4,000	Watanabe Sato (1)	10,461
187,700	Yahoo Japan (1)(2)	631,257
900	YAMADA Consulting Group (1)	24,675
4,000	Yamanashi Chuo Bank (1)	15,974
		15,898,825
	Kazakhstan (1) — 0.1%
9,531	KazMunaiGas Exploration Production JSC GDR	109,835
13,810	KCell JSC GDR	104,387
		214,222
	Liechtenstein — 0.0%
122	VP Bank	9,846

	Malaysia (1) — 0.3%
20,461	Berjaya Sports Toto	19,099
311,000	DiGi.com	549,478
		568,577
	Mexico — 0.1%
129,900	Kimberly-Clark de Mexico Class A	252,529

	Netherlands (1) — 0.4%
1,305	Arcadis (2)	39,496
11,367	ArcelorMittal	108,596
22,748	Reed Elsevier	556,154
		704,246
	New Zealand (1) — 0.1%
59,625	Trade Me Group	157,164

	Norway (1) — 1.2%
3,729	Kongsberg Gruppen	63,063
81,442	Statoil	1,363,851
21,524	TGS Nopec Geophysical	499,261
9,248	Yara International	481,473
		2,407,648
	Panama — 0.3%
4,800	Copa Holdings Class A	516,048

	Poland (1) — 0.2%
10,983	Asseco Poland	162,701
10,342	KGHM Polska Miedz	293,191
		455,892
	Russia — 0.9%
10,000	CTC Media (NASDAQ)	37,700
53,863	Gazprom ADR	225,955
5,789	Globaltrans Investment GDR (1)	26,117
7,298	LUKOIL ADR	294,985
7,051	MegaFon OAO GDR (1)	96,294
35,362	MMC Norilsk Nickel ADR (1)	582,841
17,200	Mobile Telesystems ADR	135,192
3,249	Sistema JSFC GDR	14,458
43,217	Surgutneftegas OAO ADR	193,180
7,900	Tatneft OAO ADR (1)	184,992
		1,791,714
	Singapore (1) — 0.0%
5,000	Hong Leong Finance	9,718
5,100	M1	14,101
		23,819
	South Africa — 2.4%
52,376	AVI (1)	379,548
9,893	Kumba Iron Ore (1)	190,160
12,435	Lewis Group (1)	96,907
181,841	Life Healthcare Group Holdings (1)	676,711
124,465	MMI Holdings	334,864
43,471	MTN Group (1)	750,688
19,364	Sasol (1)	699,428
67,794	Sibanye Gold (1)	183,308
42,125	Truworths International (1)	291,714
89,316	Vodacom Group (1)	1,025,467
		4,628,795
	South Korea (1) — 1.3%
533	Asia Holdings	69,473
3,970	Coway	318,160
3,010	Industrial Bank of Korea	35,359
3,850	Jahwa Electronics	52,362
16,760	KB Financial Group	563,023
7,210	KC Tech	50,577
8,554	Kia Motors	357,489
750	Koh Young Technology	32,527
1,340	Kunsul Chemical Industrial	66,834
721	Samsung Electronics	895,048
		2,440,852
	Spain (1) — 0.6%
59,993	Telefonica	899,616
26,784	Zardoya Otis	305,028
		1,204,644
	Sweden — 1.7%
10,750	Alfa Laval (1)	199,683
8,282	Axfood (1)	502,641

Shares		Value $

6,481	Clas Ohlson Class B	100,260
24,991	Industrivarden Class C (1)	445,101
12,234	Intrum Justitia (1)	325,567
1,008	Investment Oresund (1)(2)	20,108
16,303	Investor Class B (1)	593,245
3,010	Millicom International Cellular (1)	191,949
1,233	Net Entertainment Class B (1)	39,068
10,370	Swedish Match (1)	337,615
11,093	Trelleborg Class B Shares (1)	200,617
4,326	Unibet Group (1)	257,628
		3,213,482
	Switzerland — 2.6%
5,600	ACE	604,576
3,774	Actelion (1)	416,878
15,200	Allied World Assurance Holdings	587,784
78	APG SGA	25,230
41	Belimo Holding	94,887
237	Galenica (1)	190,446
260	Kaba Holding (1)	130,677
109	LEM Holding (1)(2)	83,743
5,177	Nestle (1)	395,373
5,459	Roche Holding (1)	1,471,296
399	SGS (1)	756,861
29	Sika (1)	99,600
3,000	TE Connectivity	199,170
		5,056,521
	Taiwan (1) — 1.0%
27,000	Catcher Technology	236,104
16,498	Flytech Technology	58,737
131,000	Formosan Rubber Group	133,679
89,000	Greatek Electronics	107,154
46,000	Holtek Semiconductor	83,626
31,000	Lumax International	63,187
17,000	MediaTek	258,489
58,000	Novatek Microelectronics	319,030
36,000	Polytronics Technology	76,798
11,000	President Chain Store	84,560
57,193	Radiant Opto-Electronics	180,930
16,600	Simplo Technology	81,458
12,080	Sinmag Equipment	68,967
11,000	Sporton International	57,719
3,000	St. Shine Optical	47,176
26,390	Taiwan Secom	68,607
15,000	Transcend Information	47,797
58,000	United Integrated Services	56,403
		2,030,421
	Thailand (1) — 1.3%
114,600	Advanced Info Service	856,275
362,500	BEC World	569,897
70,600	Hana Microelectronics NVDR	86,577
44,400	PTT NVDR	469,443
31,600	PTT Exploration & Production	105,352
128,500	PTT Exploration & Production NVDR	428,407
		2,515,951
	Turkey — 0.1%
18,492	Koza Altin Isletmeleri (1)	146,257

	United Kingdom — 12.9%
21,840	Admiral Group (1)	475,119
25,936	Aggreko (1)	604,882
34,047	Amlin (1)	249,473
40,592	Anglo American (1)(2)	678,036
17,397	Anglo American (South African Shares) (1)(2)	292,114
73,074	Ashmore Group (1)	307,521
21,059	AstraZeneca (1)	1,499,098
5,309	AVEVA Group (1)	104,908
63,052	Barclays (1)	221,441
36,740	Beazley (1)	159,180
2,868	Betfair Group (1)	69,350
48,643	BHP Billiton (1)	1,056,556
160,871	BP (1)	1,033,444
6,729	British American Tobacco (1)	379,625
33,694	British Sky Broadcasting Group (1)	469,870
11,705	Burberry Group (1)	304,091
110	Camellia	15,076
49,573	Chesnara (1)	262,410
33,008	Dart Group	143,309
12,500	Delphi Automotive	859,125
7,478	Diploma (1)	85,728
13,594	Domino Printing Sciences (1)	139,432
19,339	Dunelm Group	256,185
58,653	GlaxoSmithKline (1)	1,291,469
18,168	Highland Gold Mining (1)	10,949
7,586	Hikma Pharmaceuticals (1)	268,805
138,302	HSBC Holdings (1)	1,265,358
136,000	HSBC Holdings (Hong Kong Shares) (1)	1,254,719
18,839	IMI (1)	360,752
9,931	Imperial Tobacco Group (1)	466,451
17,953	Indivior (2)	47,051
12,987	Intertek Group (1)	447,287
22,117	ITE Group (1)	43,500
8,615	James Halstead	41,977
341,696	Legal & General Group (1)	1,372,299
4,659	Micro Focus International	73,823
4,205	Next (1)	456,951
20,049	PayPoint (1)	250,012
13,041	Reckitt Benckiser Group (1)	1,103,727
37,303	Reed Elsevier (1)	647,620

Shares		Value $

14,890	Rotork (1)	514,727
122,535	Royal Bank of Scotland Group (1)(2)	665,334
22,225	Royal Dutch Shell Class A (1)	676,214
70,664	Sage Group (1)	509,409
58,312	Senior (1)	270,904
98,550	Soco International (1)(2)	386,964
12,890	Spectris (1)	405,059
5,616	Spirax-Sarco Engineering (1)	257,766
25,464	Unilever (1)	1,121,287
11,442	Verizon Communications (1)	524,279
2,705	Vitec Group (1)	25,123
10,434	Weir Group (1)	263,061
10,310	WH Smith (1)	208,814
4,537	WS Atkins (1)	85,498
		24,983,162
	United States — 40.0%
	Consumer Discretionary — 3.6%
6,492	Bed Bath & Beyond (2)	485,407
4,700	Buckle	238,713
11,852	Coach	440,776
1,900	Cracker Barrel Old Country Store	255,569
1,200	Deckers Outdoor (2)	79,260
5,500	GameStop Class A	193,875
8,000	Gap	329,520
10,400	Garmin	544,544
7,650	Gentex	127,678
900	Genuine Parts	83,646
10,285	Hillenbrand	323,052
14,100	Mattel	379,290
10,400	McDonald’s	961,376
3,000	MSC Industrial Direct Class A	225,210
2,200	PetMed Express	34,540
2,600	Polaris Industries	375,934
245	Priceline Group (2)	247,323
1,700	Ralph Lauren Class A	283,713
7,700	Scripps Networks Interactive Class A	547,393
3,600	Tupperware Brands	243,396
3,600	Viacom Class B	231,912
4,300	Yum! Brands	310,804
		6,942,931
	Consumer Staples — 2.1%
8,000	Altria Group	424,800
10,800	General Mills	566,784
10,500	Kimberly-Clark	1,133,580
3,416	Lancaster Colony	307,201
5,600	Philip Morris International	449,344
5,600	Reynolds American	380,520
17,500	Sysco	685,475
2,089	USANA Health Sciences (2)	204,806
		4,152,510
	Energy — 2.9%
49,240	California Resources (2)	252,109
8,069	Chevron	827,315
12,000	ConocoPhillips	755,760
7,900	Contango Oil & Gas (2)	237,553
3,400	EOG Resources	302,702
9,000	ExxonMobil	786,780
5,800	Helmerich & Payne	345,448
6,000	National Oilwell Varco	326,580
13,900	Occidental Petroleum	1,112,000
2,300	Oceaneering International	120,428
5,100	Renewable Energy Group (2)	44,574
25,800	Vaalco Energy (2)	142,932
6,500	Valero Energy	343,720
		5,597,901
	Financials — 5.2%
20,900	Aflac	1,192,972
22,100	Ally Financial (2)	413,491
10,200	American Financial Group	592,008
42,400	Bank of America	642,360
12,530	Citigroup	588,283
7,500	Discover Financial Services	407,850
2,400	Everest Re Group	411,312
1,326	FBL Financial Group Class A	69,204
3,875	Goldman Sachs Group	668,089
6,200	HCI Group	286,502
7,100	Horace Mann Educators	216,337
24,300	JPMorgan Chase	1,321,434
1,800	Lincoln National	89,964
7,300	Montpelier Re Holdings	256,449
795	National Western Life Insurance Class A	189,520
15,000	PNC Financial Services Group	1,268,100
22,800	Symetra Financial	463,068
6,000	Universal Insurance Holdings	139,380
31,000	Western Union	527,000
3,000	World Acceptance (2)	220,350
		9,963,673
	Healthcare — 7.6%
17,309	AbbVie	1,044,598
8,451	Aetna	775,971
4,288	Amgen	652,891
9,124	Amsurg Class A (2)	503,462
19,900	Baxter International	1,399,169
6,600	Becton Dickinson	911,328
556	Biogen Idec (2)	216,373
1,900	Bio-Techne	176,738
10,900	Computer Programs & Systems	536,934
6,900	CR Bard	1,180,107
14,000	Gilead Sciences (2)	1,467,620
6,000	Globus Medical Class A (2)	141,480
14,300	Johnson & Johnson	1,432,002
12,300	Medtronic	878,220

Shares		Value $

7,100	Merck	427,988
7,200	Meridian Bioscience	124,560
62,294	PDL BioPharma	454,123
33,200	Pfizer	1,037,500
6,800	Stryker	619,140
2,100	U.S. Physical Therapy	81,459
3,900	Varian Medical Systems (2)	360,984
1,600	Waters (2)	190,480
		14,613,127
	Industrials — 7.2%
5,100	3M	827,730
16,000	ADT	550,400
2,327	Crane	141,831
7,400	Cummins	1,032,004
7,600	Deluxe	493,468
8,100	Dover	567,324
20,700	Emerson Electric	1,178,658
1,700	Flowserve	92,633
9,100	General Dynamics	1,212,211
1,629	Herman Miller	47,322
7,000	Honeywell International	684,320
4,700	Hubbell Class B	498,388
3,300	Huntington Ingalls Industries	384,780
9,500	Lincoln Electric Holdings	645,145
5,600	Lockheed Martin	1,054,872
4,400	Norfolk Southern	448,668
3,900	Northrop Grumman	612,105
5,300	Parker Hannifin	617,238
16,900	Performant Financial (2)	83,824
1,700	Precision Castparts	340,170
4,100	Raven Industries	87,904
9,200	Raytheon	920,460
6,600	Toro	428,406
5,500	Union Pacific	644,655
800	United Technologies	91,824
1,416	Vectrus (2)	39,421
900	WW Grainger	212,256
		13,938,017
	Information Technology — 10.2%
8,700	Altera	286,448
13,400	Apple	1,569,944
4,100	Broadridge Financial Solutions	196,759
20,000	CA	606,000
37,500	Cisco Systems	988,687
5,100	Cognizant Technology Solutions Class A (2)	276,063
10,900	Dolby Laboratories Class A	422,920
33,600	EMC	871,248
1,100	FleetCor Technologies (2)	154,550
6,900	Harris	463,197
18,900	Hewlett-Packard	682,857
38,600	Intel	1,275,344
4,700	International Business Machines	720,557
4,300	j2 Global	246,992
3,200	Kulicke & Soffa Industries (2)	48,544
6,400	Lexmark International Class A	255,424
9,800	Linear Technology	440,412
2,300	Luxoft Holding Class A (2)	89,746
16,600	Maxim Integrated Products	549,294
4,100	Microchip Technology	184,910
36,100	Microsoft	1,458,440
12,200	NetApp	461,160
9,300	NeuStar Class A (2)	244,497
33,900	Oracle	1,420,071
14,900	Paychex	674,374
14,500	QUALCOMM	905,670
9,000	Rockwell Automation	980,280
7,400	SolarWinds (2)	356,310
2,200	Syntel (2)	95,150
10,800	Teradata (2)	481,248
19,200	Texas Instruments	1,026,240
6,700	Western Digital	651,441
15,700	Xilinx	605,627
		19,690,404
	Materials — 1.0%
10,558	Albemarle	509,529
1,000	Compass Minerals International	87,400
5,900	Energizer Holdings	755,259
1,500	Terra Nitrogen LP	182,490
7,700	Westlake Chemical	441,287
		1,975,965
	Telecommunication Services — 0.2%
10,500	Verizon Communications	479,955

	Total United States	77,354,483
	TOTAL COMMON STOCK (Cost $179,722,954)	183,305,803

	PREFERRED STOCK — 0.5%
	Brazil — 0.5%
35,500	AES Tiete	219,093
69,200	Vale Class A	426,818
64,800	Vale Class B ADR	405,648
	TOTAL PREFERRED STOCK (Cost $1,926,231)	1,051,559

	INVESTMENT COMPANY — 0.2%
	Switzerland — 0.2%
1,381	BB Biotech (1) (Cost $173,875)	390,439

Shares		Value $

	WARRANT (2) — 0.0%
	Hong Kong — 0.0%
4,500	Sun Hung Kai Properties Expires 04/22/16 (Cost $—)	16,253
	TOTAL INVESTMENTS — 95.5% (Cost $181,823,060)*	184,764,054
	OTHER ASSETS LESS LIABILITIES — 4.5%	8,672,729
	NET ASSETS — 100%	$193,436,783

(1)     Security is fair valued.

(2)     Denotes non-income producing security.

(3)              Security considered illiquid. On January 31, 2015 the value of the securities amounted to $19,276, representing 0.01% of the total net assets of the Fund.

The open futures contracts held by the Fund at January 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
FTSE 100 Index	38	Mar-2015	$119,553
S&P 500 Index E-MINI	23	Mar-2015	(6,493)
			$113,060

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Deutsche Bank Securities	2/25/15	USD	832,104	GBP	547,700	$(7,274)
JPMorgan	2/25/15	JPY	193,245,000	USD	1,648,124	2,152
UBS Securities	2/25/15	GBP	6,711,900	USD	10,143,614	35,564
						$30,442

ADR — American Depositary Receipt

FTSE — Financial Times and London Exchange

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

LP — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

* At January 31, 2015, the tax basis cost of the Fund’s investments was $181,823,060, and the unrealized appreciation and depreciation were $16,825,139 and $(13,884,145), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2015 (unaudited)

The following is a summary of the inputs used as of January 31, 2015, in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$772,223,572	$—	$—	$772,223,572
Total Investments in Securities	$772,223,572	$—	$—	$772,223,572

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forwards — Unrealized Appreciation	$—	$943,992	$—	$943,992
Total Other Financial Instruments	$—	$943,992	$—	$943,992

Schroder Global Multi-Cap Equity Fund

	Level 1	Level 2	Level 3 (4)	Total
Investments in Securities (3)
Common Stock
Australia	$42,479	$4,264,052	$—	$4,306,531
Austria	142,917	—	—	142,917
Belgium	—	279,883	—	279,883
Bermuda	1,738,887	509,763	—	2,248,650
Brazil	1,707,139	—	—	1,707,139
British Virgin Islands	—	298,008	—	298,008
Cambodia	—	246,246	—	246,246
Canada	2,611,870	—	—	2,611,870
Chile	71,437	—	—	71,437
China	436,824	1,446,290	19,276	1,902,390
Colombia	474,330	—	—	474,330
Czech Republic	—	380,258	—	380,258
Denmark	—	290,310	—	290,310
Finland	—	2,250,773	—	2,250,773
France	170,182	3,344,124	—	3,514,306
Gabon	—	98,248	—	98,248
Germany	185,423	1,802,920	—	1,988,343
Greece	21,658	60,376	—	82,034
Hong Kong	89,015	7,389,569	—	7,478,584
Indonesia	—	1,645,258	—	1,645,258
Ireland	1,088,529	—	—	1,088,529
Israel	—	1,203,164	—	1,203,164
Italy	—	2,421,497	—	2,421,497
Japan	14,392	15,884,433	—	15,898,825
Kazakhstan	—	214,222	—	214,222
Liechtenstein	9,846	—	—	9,846
Malaysia	—	568,577	—	568,577
Mexico	252,529	—	—	252,529
Netherlands	—	704,246	—	704,246
New Zealand	—	157,164	—	157,164
Norway	—	2,407,648	—	2,407,648
Panama	516,048	—	—	516,048
Poland	—	455,892	—	455,892
Russia	901,470	890,244	—	1,791,714
Singapore	—	23,819	—	23,819
South Africa	334,864	4,293,931	—	4,628,795
South Korea	—	2,440,852	—	2,440,852
Spain	—	1,204,644	—	1,204,644
Sweden	100,260	3,113,222	—	3,213,482

	Level 1	Level 2	Level 3 (4)	Total
Investments in Securities (3)
Common Stock
Switzerland	$1,511,647	$3,544,874	$—	$5,056,521
Taiwan	—	2,030,421	—	2,030,421
Thailand	—	2,515,951	—	2,515,951
Turkey	—	146,257	—	146,257
United Kingdom	1,436,546	23,546,616	—	24,983,162
United States
Consumer Discretionary	6,942,931	—	—	6,942,931
Consumer Staples	4,152,510	—	—	4,152,510
Energy	5,597,901	—	—	5,597,901
Financials	9,963,673	—	—	9,963,673
Healthcare	14,613,127	—	—	14,613,127
Industrials	13,938,017	—	—	13,938,017
Information Technology	19,690,404	—	—	19,690,404
Materials	1,975,965	—	—	1,975,965
Telecommunication Services	479,955	—	—	479,955
	77,354,483	—	—	77,354,483
Total Common Stock	91,212,775	92,073,752	19,276	183,305,803

Preferred Stock
Brazil	1,051,559	—	—	1,051,559
Total Preferred Stock	1,051,559	—	—	1,051,559

Investment Company
Switzerland	—	390,439	—	390,439
Total Investment Company	—	390,439	—	390,439

Warrant
Hong Kong	—	16,253	—	16,253
Total Warrant	—	16,253	—	16,253

Total Investments in Securities	$92,264,334	$92,480,444	$19,276	$184,764,054

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures — Unrealized Appreciation	$119,553	$—	$—	$119,553
Futures — Unrealized Depreciation	(6,493)	—	—	(6,493)
Forwards — Unrealized Appreciation	—	37,716	—	37,716
Forwards — Unrealized Depreciation	—	(7,274)	—	(7,274)
Total Other Financial Instruments	$113,060	$30,442	$—	$143,502

(1)              There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)              All securities in this category are Level 1. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2015, the Fund had securities with a total value of $92,480,444 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had a security with a total value of $19,276 transfer from Level 1 to Level 3 due to a halt in trading of this security.

(4)              A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2014 through January 31, 2015 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 30, 2015

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 30, 2015

*     Print the name and title of each signing officer under his or her signature.